NOTES PAYABLE (Details Narrative) - USD ($)	Nov. 16, 2023	Jun. 01, 2018	Dec. 31, 2023	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:CommonStockToBeIssued-0]			$ 81,495	$ 0
Other Notes Payable			188,200	127,400
Kok Chee Lee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable			42,651	42,651
Former Secretary Of Board [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Face Amount		$ 32,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Maturity Date		Dec. 01, 2018
Interest Payable			8,962	$ 6,562
Third Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable			29,161
Debt Instrument, Face Amount	$ 85,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Maturity Date	Jan. 31, 2024
Shares, Issued	100,000,000
[custom:CommonStockToBeIssued-0]			$ 71,495